SEGMENT	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT

NOTE 11 – SEGMENT

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by product category

The summary of total revenue by product category consisted of the following:

	For the Six Months Ended December 31,
	2025	2024
Product
Traditional pet products	$5,343,190	$4,660,824
Intelligent pet products	1,701,321	4,546,642
Climbing hooks and others	666,390	2,878,245
Total	$7,710,901	$12,085,711

Revenue by geographic location

Geographic information about the revenue, which are classified based on customers, is set out as follows:

	For the Six Months Ended December 31,
	2025	2024
Geographic location
Sales to international markets	$5,611,162	$7,987,992
Sales to China domestic market	2,099,739	4,097,719
Total	$7,710,901	$12,085,711

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)